UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2018

(excluding cash equivalents)	% of fund's net assets
Argentina	13.8
Mexico	8.9
Turkey	6.4
Ukraine	5.8
Netherlands	4.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Argentine Republic	5.8
Ukraine Government	5.8
Turkish Republic	5.2
Petroleos Mexicanos	4.7
Lebanese Republic	3.1
24.6

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Corporate Bonds	34.1%
Government Obligations	53.7%
Supranational Obligations	0.2%
Stocks	0.2%
Preferred Securities	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	8.6%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.1%
		Principal Amount(a)	Value
Argentina - 4.6%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$2,785,000	$2,672,208
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,154,000	11,503,343
Banco Macro SA 6.75% 11/4/26 (b)(c)		7,395,000	6,914,325
Cablevision SA 6.5% 6/15/21 (b)		1,783,000	1,771,482
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	10,400
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		4,310,000	4,329,654
Pampa Holding SA 7.5% 1/24/27 (b)		1,285,000	1,156,500
Pan American Energy LLC 7.875% 5/7/21 (b)		5,066,000	5,200,604
Petrobras Energia SA 7.375% 7/21/23 (b)		3,935,000	3,753,990
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		6,610,000	6,048,150
YPF SA:
7% 12/15/47 (b)		4,730,000	3,571,150
8.5% 3/23/21 (b)		1,655,000	1,682,308
8.75% 4/4/24 (b)		10,855,000	10,693,261

TOTAL ARGENTINA			59,307,375

Austria - 0.2%
JBS Investments GmbH 7.75% 10/28/20 (b)		2,925,000	2,976,188
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		7,015,000	7,563,012
Bahrain - 0.1%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		2,200,000	1,956,073
Bangladesh - 0.9%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		11,370,000	11,512,125
8.625% 5/6/19 (Reg. S)		200,000	202,500

TOTAL BANGLADESH			11,714,625

Bermuda - 1.1%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		7,895,000	8,023,294
7.875% 8/1/21 (b)		5,658,000	5,749,943

TOTAL BERMUDA			13,773,237

British Virgin Islands - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,700,000	8,518,152
Canada - 0.3%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		1,945,000	1,945,000
Frontera Energy Corp. 9.7% 6/25/23 (b)		2,630,000	2,606,988

TOTAL CANADA			4,551,988

Cayman Islands - 1.1%
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,135,000	1,169,050
Comcel Trust 6.875% 2/6/24 (b)		3,460,000	3,545,808
CSN Islands XI Corp. 6.875% 9/21/19 (b)		5,165,000	5,100,438
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		11,905,000	4,166,750
Sparc Em Spc 0% 12/5/22 (b)		465,000	415,943

TOTAL CAYMAN ISLANDS			14,397,989

Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,120,000	3,135,600
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,535,000	2,547,269
JSC BGEO Group 6% 7/26/23 (b)		4,890,000	4,864,543
JSC Georgian Railway 7.75% 7/11/22 (b)		1,790,000	1,878,784

TOTAL GEORGIA			9,290,596

Indonesia - 0.9%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		3,700,000	3,569,309
PT Pertamina Persero:
5.625% 5/20/43 (b)		2,634,000	2,494,361
6% 5/3/42 (b)		2,895,000	2,876,637
6.5% 5/27/41 (b)		2,115,000	2,225,625

TOTAL INDONESIA			11,165,932

Ireland - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,310,000	1,303,450
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,520,000	1,457,300
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		2,525,000	2,054,077

TOTAL IRELAND			4,814,827

Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		1,860,000	1,860,000
6.375% 10/24/48 (b)		1,875,000	1,893,281

TOTAL KAZAKHSTAN			3,753,281

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	122,300,000	1,695,515
Luxembourg - 2.1%
CSN Resources SA 6.5% 7/21/20 (b)		5,745,000	5,350,031
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		2,055,000	2,188,986
Minerva Luxembourg SA 6.5% 9/20/26 (b)		1,275,000	1,168,219
PSB Finance SA 5.25% 10/19/19		2,075,000	1,888,250
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		5,760,000	5,817,658
SB Capital SA 5.5% 2/26/24 (b)(c)		2,030,000	2,031,360
Sistema International Funding SA 6.95% 5/17/19 (b)		6,770,000	6,684,021
TMK Capital SA 6.75% 4/3/20 (Reg. S)		2,075,000	2,094,713

TOTAL LUXEMBOURG			27,223,238

Mexico - 8.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	37,100,000	1,707,699
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		2,405,000	2,278,738
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,230,000	2,415,982
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,410,000	2,428,075
Metalsa SA de CV 4.9% 4/24/23 (b)		6,335,000	6,160,788
Pemex Project Funding Master Trust:
6.625% 6/15/35		16,015,000	15,654,663
6.625% 6/15/38		285,000	270,750
8.625% 12/1/23 (c)		320,000	364,844
Petroleos Mexicanos:
4.625% 9/21/23		2,020,000	1,991,720
4.875% 1/24/22		3,170,000	3,197,896
4.875% 1/18/24		1,380,000	1,362,295
5.5% 1/21/21		1,885,000	1,940,589
6.375% 1/23/45		10,150,000	9,348,150
6.5% 6/2/41		24,585,000	23,119,734
6.625% (b)(d)		4,940,000	4,655,308
6.75% 9/21/47		12,687,000	12,058,994
6.875% 8/4/26		2,570,000	2,701,070
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		11,872,000	11,581,136

TOTAL MEXICO			103,238,431

Mongolia - 0.5%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,703,000	5,997,646
Netherlands - 4.3%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,462,000	1,969,600
GTH Finance BV 7.25% 4/26/23 (b)		6,260,000	6,479,225
Metinvest BV 7.75% 4/23/23 (b)		13,590,000	12,761,010
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		10,997,000	10,436,153
Petrobras Global Finance BV 8.75% 5/23/26		19,595,000	21,211,588
VTR Finance BV 6.875% 1/15/24 (b)		3,275,000	3,290,393

TOTAL NETHERLANDS			56,147,969

Nigeria - 1.9%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		2,925,000	2,855,531
10.5% 10/19/21 (b)		605,000	627,204
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,285,000	3,217,789
Zenith Bank PLC:
6.25% 4/22/19 (b)		10,315,000	10,320,364
7.375% 5/30/22 (b)		7,135,000	7,078,491

TOTAL NIGERIA			24,099,379

Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		4,050,000	3,967,846
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		1,095,000	1,126,481
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,780,000	2,445,021
Turkey - 1.2%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,800,000	1,625,850
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,935,000	2,666,894
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		1,970,000	1,724,999
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		1,665,000	1,540,958
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		2,700,000	2,484,270
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		1,810,000	1,617,391
6.875% 2/3/25 (Reg. S) (c)		5,155,000	4,594,177

TOTAL TURKEY			16,254,539

United Kingdom - 1.6%
Biz Finance PLC 9.625% 4/27/22 (b)		1,075,000	1,075,215
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		5,960,000	6,130,575
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		485,000	499,392
10.375% 4/7/19 (b)		400,000	411,870
10.375% 4/7/19 (Reg. S)		1,177,500	1,212,442
10.375% 4/7/19 (Reg. S)		1,790,000	1,843,118
Polyus Finance PLC 5.25% 2/7/23 (b)		3,400,000	3,317,040
Vedanta Resources PLC:
6.375% 7/30/22 (b)		4,365,000	4,157,663
8.25% 6/7/21 (b)		2,670,000	2,790,150

TOTAL UNITED KINGDOM			21,437,465

United States of America - 0.8%
Azul Investments LLP 5.875% 10/26/24 (b)		1,865,000	1,580,588
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,605,000	1,707,319
Stillwater Mining Co.:
6.125% 6/27/22 (b)		5,810,000	5,176,594
7.125% 6/27/25 (b)		1,950,000	1,708,980

TOTAL UNITED STATES OF AMERICA			10,173,481

Venezuela - 0.9%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		6,115,000	1,406,450
5.5% 4/12/37 (e)		3,475,000	781,875
6% 5/16/24 (b)(e)		6,830,000	1,439,081
6% 11/15/26 (b)(e)		10,145,000	2,130,450
8.5% 10/27/20 (b)(e)		2,928,750	2,526,047
9.75% 5/17/35 (b)(e)		12,585,000	2,967,543
12.75% 2/17/22 (b)(e)		3,065,000	787,705

TOTAL VENEZUELA			12,039,151

TOTAL NONCONVERTIBLE BONDS
(Cost $467,785,446)			442,765,037

Government Obligations - 53.7%
Angola - 0.1%
Angola Republic 9.375% 5/8/48 (b)		1,795,000	1,810,006
Argentina - 9.2%
Argentine Republic:
5.625% 1/26/22		2,710,000	2,532,495
6.875% 4/22/21		37,905,000	37,336,402
7.125% 6/28/2117		3,520,000	2,703,888
7.5% 4/22/26		30,070,000	27,739,575
7.625% 4/22/46		6,435,000	5,193,045
21.2% 9/19/18	ARS	16,770,000	558,968
Buenos Aires Province:
6.5% 2/15/23 (b)		660,000	602,488
9.95% 6/9/21 (b)		5,680,000	5,841,880
10.875% 1/26/21 (b)		4,590,000	4,716,225
10.875% 1/26/21 (Reg. S)		13,065,000	13,424,288
Province of Santa Fe 7% 3/23/23 (b)		6,840,000	6,323,922
Provincia de Cordoba:
7.125% 6/10/21 (b)		9,290,000	8,779,050
7.45% 9/1/24 (b)		4,450,000	3,995,700

TOTAL ARGENTINA			119,747,926

Armenia - 0.5%
Republic of Armenia:
6% 9/30/20 (b)		4,746,000	4,846,615
7.15% 3/26/25 (b)		1,825,000	1,908,038

TOTAL ARMENIA			6,754,653

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(e)		2,235,000	1,229,250
7.25% 12/15/21 (b)(e)		185,000	101,750

TOTAL BARBADOS			1,331,000

Belarus - 0.7%
Belarus Republic:
6.875% 2/28/23 (b)		5,940,000	6,141,663
7.625% 6/29/27 (b)		2,990,000	3,121,411

TOTAL BELARUS			9,263,074

Brazil - 2.7%
Brazilian Federative Republic:
5.625% 1/7/41		14,625,000	12,701,813
5.625% 2/21/47		4,300,000	3,648,550
7.125% 1/20/37		3,650,000	3,841,625
8.25% 1/20/34		11,055,000	12,608,228
10% 1/1/21	BRL	7,015,000	1,838,331

TOTAL BRAZIL			34,638,547

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		3,950,000	4,155,147
Colombia - 0.7%
Colombian Republic:
6.125% 1/18/41		1,025,000	1,148,000
7.375% 9/18/37		1,810,000	2,253,450
10.375% 1/28/33		3,889,000	5,921,003

TOTAL COLOMBIA			9,322,453

Costa Rica - 0.2%
Costa Rican Republic:
7% 4/4/44 (b)		1,190,000	1,160,250
7.158% 3/12/45 (b)		2,000,000	1,975,000

TOTAL COSTA RICA			3,135,250

Croatia - 0.1%
Croatia Republic 5.5% 4/4/23 (b)		1,535,000	1,613,420
Dominican Republic - 1.5%
Dominican Republic:
5.5% 1/27/25 (b)		1,900,000	1,885,408
5.95% 1/25/27 (b)		3,670,000	3,624,125
6.6% 1/28/24 (b)		2,575,000	2,699,733
6.85% 1/27/45 (b)		2,645,000	2,617,704
6.875% 1/29/26 (b)		3,725,000	3,946,079
7.45% 4/30/44 (b)		3,855,000	3,999,563

TOTAL DOMINICAN REPUBLIC			18,772,612

Ecuador - 1.2%
Ecuador Republic:
7.875% 1/23/28 (b)		2,070,000	1,734,039
8.875% 10/23/27 (b)		8,890,000	7,856,093
9.65% 12/13/26 (b)		5,070,000	4,749,069
10.75% 3/28/22 (b)		1,110,000	1,139,637

TOTAL ECUADOR			15,478,838

Egypt - 2.5%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		3,490,000	3,306,775
5.875% 6/11/25		1,730,000	1,609,125
5.875% 6/11/25 (b)		1,225,000	1,139,409
6.125% 1/31/22 (b)		14,760,000	14,509,848
7.5% 1/31/27 (b)		1,925,000	1,892,314
7.903% 2/21/48 (b)		2,505,000	2,279,149
8.5% 1/31/47 (b)		8,135,000	7,871,589

TOTAL EGYPT			32,608,209

El Salvador - 0.9%
El Salvador Republic:
7.375% 12/1/19 (b)		7,715,000	7,879,021
7.625% 2/1/41 (b)		850,000	823,676
7.65% 6/15/35 (Reg. S)		745,000	728,372
7.75% 1/24/23 (b)		2,175,000	2,282,380

TOTAL EL SALVADOR			11,713,449

Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)		3,295,000	2,942,975
Ghana - 0.2%
Ghana Republic:
8.627% 6/16/49 (b)		1,830,000	1,780,627
10.75% 10/14/30 (b)		935,000	1,134,436

TOTAL GHANA			2,915,063

Indonesia - 2.2%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,707,062
6.625% 2/17/37 (b)		2,700,000	3,097,481
6.75% 1/15/44 (b)		2,585,000	3,075,910
7.75% 1/17/38 (b)		7,170,000	9,209,377
8.375% 3/15/24	IDR	25,562,000,000	1,822,162
8.5% 10/12/35 (Reg. S)		7,295,000	9,813,883

TOTAL INDONESIA			28,725,875

Iraq - 1.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		14,935,000	13,375,846
6.752% 3/9/23 (b)		3,475,000	3,333,359

TOTAL IRAQ			16,709,205

Ivory Coast - 0.2%
Ivory Coast 5.75% 12/31/32		3,270,645	3,028,879
Jordan - 0.2%
Jordanian Kingdom 7.375% 10/10/47 (b)		2,330,000	2,133,483
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		930,000	932,437
6.875% 6/24/24 (b)		1,350,000	1,331,724
7.25% 2/28/28 (b)		1,750,000	1,680,060
8.25% 2/28/48 (b)		780,000	730,345

TOTAL KENYA			4,674,566

Lebanon - 3.1%
Lebanese Republic:
5.15% 11/12/18		14,015,000	13,967,349
5.45% 11/28/19		9,215,000	8,834,881
5.5% 4/23/19		2,325,000	2,275,891
5.8% 4/14/20		1,090,000	1,032,993
6% 5/20/19		9,865,000	9,671,172
6% 1/27/23		2,000,000	1,680,400
6.375% 3/9/20		2,570,000	2,460,621

TOTAL LEBANON			39,923,307

Mexico - 0.6%
United Mexican States:
4.75% 3/8/44		3,388,000	3,143,688
6.05% 1/11/40		3,503,000	3,862,058
6.5% 6/9/22	MXN	18,500,000	893,522

TOTAL MEXICO			7,899,268

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		5,240,000	5,615,409
Netherlands - 0.2%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,679,688	2,687,587
Nigeria - 0.4%
Republic of Nigeria:
7.143% 2/23/30 (b)		1,360,000	1,282,921
7.625% 11/28/47 (b)		2,185,000	1,990,347
7.696% 2/23/38 (b)		1,350,000	1,275,426

TOTAL NIGERIA			4,548,694

Oman - 0.4%
Sultanate of Oman:
6.5% 3/8/47 (b)		1,370,000	1,226,205
6.75% 1/17/48 (b)		3,980,000	3,601,900

TOTAL OMAN			4,828,105

Pakistan - 1.8%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		6,175,000	6,044,973
7.25% 4/15/19 (b)		14,175,000	13,991,576
8.25% 4/15/24 (b)		3,450,000	3,293,446

TOTAL PAKISTAN			23,329,995

Panama - 0.0%
Panamanian Republic 6.7% 1/26/36		460,000	563,500
Peru - 0.4%
Peruvian Republic:
4% 3/7/27 (f)(g)		3,350,000	3,290,239
8.2% 8/12/26 (Reg. S)	PEN	4,165,000	1,510,675

TOTAL PERU			4,800,914

Russia - 2.7%
Russian Federation:
5.25% 6/23/47 (b)		10,600,000	10,207,800
5.625% 4/4/42 (b)		4,100,000	4,282,450
5.875% 9/16/43 (b)		3,660,000	3,932,231
12.75% 6/24/28 (Reg. S)		10,155,000	16,558,946

TOTAL RUSSIA			34,981,427

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		3,285,000	3,259,068
Senegal - 0.1%
Republic of Senegal 6.75% 3/13/48 (b)		1,965,000	1,677,344
South Africa - 0.9%
South African Republic:
4.875% 4/14/26		2,750,000	2,645,489
5.875% 9/16/25		1,825,000	1,873,180
5.875% 6/22/30		1,405,000	1,392,900
6.25% 3/8/41		1,250,000	1,233,193
10.5% 12/21/26	ZAR	60,020,000	4,792,359

TOTAL SOUTH AFRICA			11,937,121

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		1,975,000	1,971,299
5.75% 4/18/23 (b)		3,050,000	2,920,101
6.2% 5/11/27 (b)		1,320,000	1,204,545
6.25% 10/4/20 (b)		2,125,000	2,151,563
6.25% 7/27/21 (b)		1,620,000	1,630,120
6.825% 7/18/26 (b)		930,000	890,617
6.85% 11/3/25 (b)		1,250,000	1,209,426

TOTAL SRI LANKA			11,977,671

Turkey - 5.2%
Turkish Republic:
4.875% 10/9/26		1,380,000	1,213,735
5.125% 3/25/22		2,730,000	2,642,815
5.625% 3/30/21		5,225,000	5,193,807
5.75% 5/11/47		1,720,000	1,387,834
6% 3/25/27		3,250,000	3,053,882
6.25% 9/26/22		20,905,000	20,964,412
6.75% 5/30/40		5,265,000	4,811,536
6.875% 3/17/36		8,420,000	7,918,336
7% 6/5/20		3,085,000	3,157,997
7.25% 3/5/38		6,820,000	6,656,320
7.375% 2/5/25		7,485,000	7,739,490
8% 2/14/34		2,275,000	2,382,389

TOTAL TURKEY			67,122,553

Ukraine - 5.8%
Ukraine Government:
7.75% 9/1/20 (b)		11,215,000	11,148,450
7.75% 9/1/21 (b)		34,562,000	34,043,570
7.75% 9/1/22 (b)		30,617,000	29,890,520

TOTAL UKRAINE			75,082,540

United States of America - 2.8%
U.S. Treasury Bonds 3% 2/15/48		13,810,000	13,842,367
U.S. Treasury Notes 2% 11/15/26		24,467,000	22,921,565

TOTAL UNITED STATES OF AMERICA			36,763,932

Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,500,000	1,958,775
Venezuela - 1.1%
Venezuelan Republic:
9.25% 9/15/27 (e)		27,690,000	7,800,273
11.95% 8/5/31 (Reg. S) (e)		18,465,000	5,238,521
12.75% 8/23/22 (e)		3,625,000	1,010,288

TOTAL VENEZUELA			14,049,082

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.125% 3/13/28 (c)(g)(h)		425,000	364,727
5.5% 3/12/28		13,042,167	12,697,723

TOTAL VIETNAM			13,062,450

TOTAL GOVERNMENT OBLIGATIONS
(Cost $736,372,998)			697,543,372

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,440,645)		INR 221,400,000	3,146,364
		Shares	Value

Common Stocks - 0.2%
Canada - 0.2%
Frontera Energy Corp. (i)		33,896	493,234
Frontera Energy Corp. (i)		111,650	1,624,664

TOTAL CANADA			2,117,898

TOTAL COMMON STOCKS
(Cost $1,397,758)			2,117,898
		Principal Amount(a)	Value

Preferred Securities - 3.2%
Brazil - 0.4%
Itau Unibanco Holding SA 6.125% (b)(c)(d)		5,480,000	5,139,991
Cayman Islands - 1.6%
Banco Do Brasil SA 9% (b)(c)(d)		8,790,000	8,485,837
Cosan Overseas Ltd. 8.25% (d)		8,730,000	8,819,726
Odebrecht Finance Ltd.:
7.5% (b)(d)		10,920,000	4,089,140
7.5% (Reg. S) (d)		300,000	112,339

TOTAL CAYMAN ISLANDS			21,507,042

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		2,130,000	2,266,279
Ireland - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		4,360,000	4,334,111
Tinkoff Credit Systems 9.25% (Reg. S) (c)(d)		2,040,000	2,097,164

TOTAL IRELAND			6,431,275

Luxembourg - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(d)		2,277,600	2,310,548
8.625% (Reg. S) (d)		180,000	182,530

TOTAL LUXEMBOURG			2,493,078

Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		4,210,000	4,233,219
TOTAL PREFERRED SECURITIES
(Cost $45,291,851)			42,070,884
		Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 1.93% (j)
(Cost $100,508,717)		100,492,129	100,512,227
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,354,797,415)			1,288,155,782
NET OTHER ASSETS (LIABILITIES) - 0.8%			9,987,743
NET ASSETS - 100%			$1,298,143,525

Currency Abbreviations

ARS – Argentine peso

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $647,168,813 or 49.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$596,245
Total	$596,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,117,898	$2,117,898	$--	$--
Corporate Bonds	442,765,037	--	442,765,037	--
Government Obligations	697,543,372	--	693,888,406	3,654,966
Supranational Obligations	3,146,364	--	3,146,364	--
Preferred Securities	42,070,884	--	42,070,884	--
Money Market Funds	100,512,227	100,512,227	--	--
Total Investments in Securities:	$1,288,155,782	$102,630,125	$1,181,870,691	$3,654,966

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$16,919,163
Net Realized Gain (Loss) on Investment Securities	15,186
Net Unrealized Gain (Loss) on Investment Securities	219,932
Cost of Purchases	--
Proceeds of Sales	(266,052)
Amortization/Accretion	14,384
Transfers into Level 3	--
Transfers out of Level 3	(13,247,647)
Ending Balance	$3,654,966
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$(30,934)
Other Investments in Securities
Beginning Balance	$5,102
Net Realized Gain (Loss) on Investment Securities	(6,220,276)
Net Unrealized Gain (Loss) on Investment Securities	6,215,245
Cost of Purchases	--
Proceeds of Sales	(71)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfer into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	2.8%
AAA,AA,A	1.4%
BBB	11.2%
BB	23.0%
B	37.6%
CCC,CC,C	9.3%
D	0.4%
Not Rated	5.5%
Equities	0.2%
Short-Term Investments and Net Other Assets	8.6%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,254,288,698)	$1,187,643,555
Fidelity Central Funds (cost $100,508,717)	100,512,227
Total Investment in Securities (cost $1,354,797,415)		$1,288,155,782
Cash		1,549,140
Foreign currency held at value (cost $89,910)		88,435
Receivable for investments sold		1,720,402
Receivable for fund shares sold		8,200
Interest receivable		19,996,468
Distributions receivable from Fidelity Central Funds		142,760
Other receivables		76
Total assets		1,311,661,263
Liabilities
Payable for investments purchased	$4,407,944
Payable for fund shares redeemed	9,091,794
Other payables and accrued expenses	18,000
Total liabilities		13,517,738
Net Assets		$1,298,143,525
Net Assets consist of:
Paid in capital		$1,379,260,915
Undistributed net investment income		6,240,270
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,702,093)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,655,567)
Net Assets		$1,298,143,525
Net Asset Value, offering price and redemption price per share ($1,298,143,525 ÷ 136,488,490 shares)		$9.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$1,908,363
Interest		33,968,928
Income from Fidelity Central Funds		596,245
Income before foreign taxes withheld		36,473,536
Less foreign taxes withheld		(48,521)
Total income		36,425,015
Expenses
Custodian fees and expenses	$24,320
Independent trustees' fees and expenses	3,001
Miscellaneous	1,935
Total expenses before reductions	29,256
Expense reductions	(580)
Total expenses after reductions		28,676
Net investment income (loss)		36,396,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,985,268)
Foreign currency transactions	(165,818)
Total net realized gain (loss)		(18,151,086)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(81,983,158)
Assets and liabilities in foreign currencies	(9,828)
Total change in net unrealized appreciation (depreciation)		(81,992,986)
Net gain (loss)		(100,144,072)
Net increase (decrease) in net assets resulting from operations		$(63,747,733)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,396,339	$86,414,960
Net realized gain (loss)	(18,151,086)	12,506,017
Change in net unrealized appreciation (depreciation)	(81,992,986)	32,639,406
Net increase (decrease) in net assets resulting from operations	(63,747,733)	131,560,383
Distributions to shareholders from net investment income	(35,741,723)	(91,476,926)
Distributions to shareholders from net realized gain	–	(5,515,460)
Total distributions	(35,741,723)	(96,992,386)
Share transactions - net increase (decrease)	30,827,641	189,027,767
Total increase (decrease) in net assets	(68,661,815)	223,595,764
Net Assets
Beginning of period	1,366,805,340	1,143,209,576
End of period	$1,298,143,525	$1,366,805,340
Other Information
Undistributed net investment income end of period	$6,240,270	$5,585,654

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$9.96	$9.16	$9.61	$10.05	$11.15
Income from Investment Operations
Net investment income (loss)A	.270	.672	.693	.698	.646	.603
Net realized and unrealized gain (loss)	(.745)	.369	.719	(.546)	(.438)	(1.068)
Total from investment operations	(.475)	1.041	1.412	.152	.208	(.465)
Distributions from net investment income	(.265)	(.709)	(.612)	(.602)	(.570)	(.550)
Distributions from net realized gain	–	(.042)	–	–	(.078)	(.085)
Total distributions	(.265)	(.751)	(.612)	(.602)	(.648)	(.635)
Net asset value, end of period	$9.51	$10.25	$9.96	$9.16	$9.61	$10.05
Total ReturnB,C	(4.71)%	10.66%	15.70%	1.51%	1.87%	(4.22)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.32%	.82%	.82%	.83%	.84%
Expenses net of fee waivers, if any	- %F,G	.32%	.81%	.82%	.83%	.84%
Expenses net of all reductions	- %F,G	.32%	.81%	.82%	.83%	.84%
Net investment income (loss)	5.46%F	6.53%	7.07%	7.29%	6.30%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,298,144	$1,366,805	$529,354	$481,040	$531,358	$581,496
Portfolio turnover rateH	53%F	57%	47%	41%	40%	36%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Emerging Market Debt.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,422,477
Gross unrealized depreciation	(80,693,867)
Net unrealized appreciation (depreciation)	$(62,271,390)
Tax cost	$1,350,427,172

The Fund elected to defer to its next fiscal year approximately $1,793,491 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $320,791,428 and $308,221,543, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,935 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $152 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $428.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Series Emerging Markets Debt	$35,741,723	$64,493,420
Class F	–	26,983,506
Total	$35,741,723	$91,476,926
From net realized gain
Series Emerging Markets Debt	$–	$5,515,460
Total	$–	$5,515,460

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Series Emerging Markets Debt
Shares sold	3,975,530	81,819,219	$39,785,436	$850,285,860
Reinvestment of distributions	3,609,417	6,617,247	35,741,723	68,306,232
Shares redeemed	(4,507,969)	(8,181,061)	(44,699,518)	(84,900,676)
Net increase (decrease)	3,076,978	80,255,405	$30,827,641	$833,691,416
Class F
Shares sold	–	10,219,284	$–	$103,552,898
Reinvestment of distributions	–	2,297,482	–	23,623,049
Shares redeemed	–	(74,156,482)	–	(771,839,596)
Net increase (decrease)	–	(61,639,716)	$–	$(644,663,649)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Series Emerging Markets Debt	- %-C
Actual		$1,000.00	$952.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018